Restatement of Previously Issued Financial Statements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Prior Period Adjustment [Abstract]
Summary of restatements on the Consolidated Statements of Operations
The effect of the restatements on the Consolidated Statements of Operations for the year ended December 31, 2021 are summarized in the following tables:

	Year Ended December 31, 2021
	As Reported	Adjustment	As Restated
Total revenue, net	$30,826	$—	$30,826
Total operating expenses	27,548	(16,451)	11,097
(Loss) income from operations	4,234	16,451	20,685
Total other (expense) income	(15,094)	(16,451)	(31,545)

(Loss) income before income taxes	(10,860)	—	(10,860)

Summary of restatements on the Consolidated Statement of Cash Flows	These restatements did not result in any change in total net income (loss) from operations or the cash balances for the nine months ended September 30, 2022.

	Nine Months Ended September 30, 2022
	As Reported	Adjustment	As Restated
Beginning balance of cash	$286	$323	$609
Net cash provided by (used in) operating activities	19,011	(29,472)	(10,461)
Net cash used in investing activities	(27,008)	29,472	2,464
Ending cash balance	2,070	323	2,393

The effect of the restatements on the Consolidated Statement of Cash Flows for the year ended December 31, 2022 and 2021 are summarized in the following tables:

	Year Ended December 31, 2022
	As Reported	Adjustment	As Restated
Beginning balance of cash	$609	$—	$609
Net cash provided by (used in) operating activities	13,091	(32,586)	(19,495)
Net cash provided by (used in) investing activities	(26,612)	32,586	5,974
Ending cash balance	969	—	969

	Year Ended December 31, 2021
	As Reported	Adjustment	As Restated
Beginning balance of cash	$31	$—	$31
Net cash provided by (used in) operating activities	12,354	(27,173)	(14,819)
Net cash provided by (used in) investing activities	(23,671)	27,173	3,502
Ending cash balance	609	—	609